Other non-operating (expenses) income, net - Schedule Of Other Non-Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Other Income and Expenses [Abstract]
Change in fair value of an equity security	$ (221)	$ (6,114)	[1]	$ (3,208)	[1]
Change in fair value of warrant liabilities	76	(477)	[1]	1,675	[1]
Change in fair value of derivative financial assets	175	0	[1]	0	[1]
Change in fair value of derivative financial liabilities	214	0	[1]	0	[1]
Government grants	5,942	2,798		1,672
Foreign currency exchange losses, net	(1,223)	(973)		(1,479)
Others, net	941	0		0
Other non-operating (expenses) income, net	$ 5,904	$ (4,766)	[2]	$ (1,340)	[2]

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))